Cash and cash equivalents (excluding overdrafts)	12 Months Ended
Dec. 31, 2022
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Cash and cash equivalents (excluding overdrafts)

17. Cash and cash equivalents (excluding overdrafts)

All figures in £ millions	2022	2021

Cash at bank and in hand	269	660

Short-term bank deposits	289	277

	558	937
Short-term bank deposits are invested with banks and earn interest at the prevailing short-term deposit rates.
At the end of 2022, the currency split of cash and cash equivalents was US dollar 31% (2021: 37%), sterling 6% (2021: 24%), and other 63% (2021: 39%).
Cash and cash equivalents have fair values that approximate to their carrying value due to their short-term nature.
There is no cash and cash equivalents balance classified as held for sale (2021: £nil). The Group has certain cash pooling arrangements in US dollars, sterling and Canadian dollars where both the company and the bank have a legal right of offset. Offsetting amounts are presented gross in the balance sheet. Offset arrangements in respect of derivatives are shown in note 16.
For the purpose of the cash flow statement, cash and cash equivalents are £543m (2021: £937m), which includes £15m (2021: £nil) of overdrafts.